Provisions - Schedule of Provisions for contingencies (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Other provisions Beginning Balance	R$ 815	R$ 755	R$ 755
Additions	278	199	117
Reversals	(286)	(46)	(59)
Closed	(129)	(93)	(58)
Other provisions ending balance	678	815	755
Labor [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	350	290	323
Additions	210	125	39
Reversals	(4)	(5)	(35)
Closed	(82)	(60)	(37)
Other provisions ending balance	474	350	290
Customer relations [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		18	19
Additions			14
Reversals			(2)
Closed			(13)
Other provisions ending balance			18
Other civil actions [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	40	28	24
Additions	10	18	10
Reversals	(2)
Closed	(5)	(6)	(6)
Other provisions ending balance	43	40	28
Civil cases [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	55	46	43
Additions	31	33	24
Reversals	(4)	(3)	(2)
Closed	(21)	(21)	(19)
Other provisions ending balance	61	55	46
Tax [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	68	67	72
Additions	9	3	5
Reversals	(2)	(1)	(9)
Closed	(18)	(1)	(1)
Other provisions ending balance	57	68	67
Environment [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance			1
Reversals			(1)
Regulatory [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	44	46	36
Additions	15	3	13
Reversals	(18)	(3)	(3)
Closed	(1)	(2)
Other provisions ending balance	40	44	46
Corporate [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	239	269	239
Additions			30
Reversals	(239)	(30)
Other provisions ending balance		239	269
Other [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	59	37	41
Additions	13	35	6
Reversals	(19)	(4)	(9)
Closed	(7)	(9)	(1)
Other provisions ending balance	46	59	37
Consumer relations [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	15	18
Additions	21	15
Reversals	(2)	(3)
Closed	(16)	(15)
Other provisions ending balance	R$ 18	R$ 15	R$ 18